Share-Based Compensation - Summary of Total Fair Value of Restricted Stock Units Vested (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock Units [Member]
Total Fair Value Of Units Vested Other Equity Instruments [line Items]
Total fair value of RSUs vested, using market price at vest date	$ 4,783	$ 20,528